Financial Instruments - Summary of Financial Assets Measured at Level 3 Fair Value (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of fair value measurement of assets [line items]
Beginning Balance	$ 557,223,706
Net increase in trade receivables	(9,396,304)	$ (334,626)	$ 995,839	$ (9,313,539)
Exercise of call option	(1,934,530)	(68,894)	(1,149,227)	(1,269,680)
Ending Balance	583,576,894	20,782,653	557,223,706
Available-for-sale [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	4,806,179	171,160	2,072,446
Recognized in profit or loss	(17,941)	(639)	3,431
Recognized in other comprehensive income (included in unrealized losses on financial assets at FVTOCI)	(151,992)	(5,413)	(218,173)
Recognized in other comprehensive income (effects of foreign currency exchange)	(31,017)	(1,105)	(20,063)
Net increase in trade receivables	6,005,816	213,883	3,171,205
Trade receivables factoring (purchases)	(7,409,093)	(263,857)	(1,141,515)
Purchases	1,152,402	41,040	951,513
Disposals	(450,625)	(16,048)	(12,665)
Exercise of call option	(25,988)	(926)
Ending Balance	3,877,741	138,095	4,806,179	2,072,446
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVTPL equity instrument [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	1,005,714	35,816	475,123
Recognized in profit or loss	(17,941)	(639)	3,431
Recognized in other comprehensive income (included in unrealized losses on financial assets at FVTOCI)	0
Recognized in other comprehensive income (effects of foreign currency exchange)	(15,455)	(550)	(14,368)
Net increase in trade receivables	0
Trade receivables factoring (purchases)	0
Purchases	893,234	31,810	541,528
Disposals	(329,370)	(11,730)
Exercise of call option	(25,988)	(926)
Ending Balance	1,510,194	53,781	1,005,714	475,123
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVOCI equity instruments [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	755,903	26,920	580,399
Recognized in profit or loss	0
Recognized in other comprehensive income (included in unrealized losses on financial assets at FVTOCI)	(149,856)	(5,337)	(216,121)
Recognized in other comprehensive income (effects of foreign currency exchange)	(15,562)	(555)	(5,695)
Net increase in trade receivables	0
Trade receivables factoring (purchases)	0
Purchases	259,168	9,230	409,985
Disposals	(121,255)	(4,318)	(12,665)
Ending Balance	728,398	25,940	755,903	580,399
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVOCI debt instruments [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	3,044,562	108,424	1,016,924
Recognized in profit or loss	0
Recognized in other comprehensive income (included in unrealized losses on financial assets at FVTOCI)	(2,136)	(76)	(2,052)
Recognized in other comprehensive income (effects of foreign currency exchange)	0
Net increase in trade receivables	5,635,706	200,702	3,171,205
Trade receivables factoring (purchases)	(7,038,983)	(250,676)	(1,141,515)
Purchases	0
Disposals	0
Ending Balance	1,639,149	58,374	$ 3,044,562	$ 1,016,924
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVTPL debt instrument [member]
Disclosure of fair value measurement of assets [line items]
Net increase in trade receivables	370,110	13,181
Trade receivables factoring (purchases)	$ (370,110)	$ (13,181)